Summary of Business and Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Oct. 01, 2018	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of business description and basis of presentation [line items]
Adjustment to opening balance of retained earnings		$ 4,755		$ 7,201
Assets		17,047		26,480
Liabilities		$ 7,821		$ 12,905
Bottom of range [member]
Disclosure of business description and basis of presentation [line items]
Recurring revenues subscription term		1 year
Top of range [member]
Disclosure of business description and basis of presentation [line items]
Recurring revenues subscription term		5 years
Financial & risk [member]
Disclosure of business description and basis of presentation [line items]
Percentage of ownership sold	55.00%
Refinitiv [member]
Disclosure of business description and basis of presentation [line items]
Percentage of ownership sold	55.00%
Percentage of ownership held		45.00%
Adjustments Due to Adoption of IFRS 15 [member]
Disclosure of business description and basis of presentation [line items]
Assets		$ 152	$ 150
Liabilities		$ 21	(22)
Adjustments Due to Adoption of IFRS 15 [member] | Retained earnings [member]
Disclosure of business description and basis of presentation [line items]
Adjustment to opening balance of retained earnings			$ 172